Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of the Company's Outstanding PSUs

A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2018 to June 30, 2019 is presented below:

	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2018	656,599	$1,430
Granted	218,670	-
Accrual related to the fair value of the PSUs outstanding	-	184
Foreign exchange adjustment	-	(32)
Paid [1]	(218,615)	-
At March 31, 2018	656,654	$1,582
Granted	1,590	-
Accrual related to the fair value of the PSUs outstanding	-	3,316
Foreign exchange adjustment	-	(21)
Forfeited	(2,517)	(6)
At June 30, 2018	655,727	$4,871
Accrual related to the fair value of the PSUs outstanding	-	6,018
Foreign exchange adjustment	-	(132)
At December 31, 2018	655,727	10,757
Granted	188,560	-
Accrual related to the fair value of the PSUs outstanding	-	7,124
Foreign exchange adjustment	-	185
Paid	(189,214)	(7,701)
Forfeited	(616)	(15)
At March 31, 2019	654,457	10,350
Granted	2,850	-
Accrual related to the fair value of the PSUs outstanding	-	2,417
Foreign exchange adjustment	-	148
Paid	(39,836)	(1,624)
Forfeited	(7,629)	-

At June 30, 2019	609,842	$11,291

1)	The PSUs paid out during 2018 had a performance factor of 0% resulting in a cash disbursement of $Nil.

Schedule of Performance Share Units Outstanding

A summary of the PSUs outstanding at June 30, 2019 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at June 30, 2019	PSU Liability at June 30, 2019
2017	2020	204,142	$23.98	197%	75%	$7,214
2018	2021	216,440	$23.98	168%	42%	3,665
2019	2022	189,260	$23.98	106%	9%	412
		609,842				$11,291